Deferred Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Contract with Customer, Liability [Abstract]
Deferred Revenue
9. Deferred Revenue
Deferred revenue represents amounts that have been collected in advance of revenue recognition and is recognized as revenue when transfer of control to customers has occurred or services have been provided. The deferred revenue balance does not represent the total contract value of annual or multi-year, non-cancelable
revenue agreements. Differences between the revenue recognized per the below schedule, and the revenue recognized per the condensed consolidated statement of operations, reflect amounts not recognized through the deferred revenue process, and which have been determined to be insignificant. For the nine months ended September 30, 2022, the Company recognized $919,764 in revenue that was included in the prior year deferred revenue balance.
The change in deferred revenue was as follows for the periods indicated:

	Nine Months Ended September 30, 2023	Year Ended December 31, 2022
Deferred revenue, beginning of period	$930,436	$1,060,040
Billings	3,401,102	5,040,665
Revenue recognized (prior year deferred revenue)	(915,931)	(1,004,697)
Revenue recognized (current year deferred revenue)	(2,524,599)	(4,165,572)

Deferred revenue, end of period	$891,008	$930,436

12. Deferred Revenue
Deferred revenue represents amounts that have been invoiced in advance of revenue recognition and is recognized as revenue when transfer of control to customers has occurred or services have been provided. The deferred revenue balance does not represent the total contract value of annual or multi-year, non-cancelable
revenue agreements. Differences between the revenue recognized per the below schedule, and the revenue recognized per the Consolidated Statement of Operations, reflect amounts no
t recognized through the deferred revenue process, and which have been determined to be insignificant.
The change in deferred revenue was as follows for the years indicated:

	December 31,
	2022	2021
Deferred revenue, beginning of period	$1,060,040	$604,134
Billings	5,040,665	5,127,696
Revenue recognized (prior year deferred revenue)	(1,004,697)	(482,126)
Revenue recognized (current year deferred revenue)	(4,165,572)	(4,304,195)
Deferred revenue balance acquired (Demio)	—	114,531

Deferred revenue, end of period	$930,436	$1,060,040